Document and Entity Information	6 Months Ended
Jul. 31, 2018
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jul. 31, 2018
Trading Symbol	DOCU
Entity Registrant Name	DOCUSIGN INC
Entity Central Index Key	0001261333
Entity Filer Category	Non-accelerated Filer